Long-Term Debt (Components of Long-Term Debt) (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long term debt	$ 1,165,933	$ 269,816	$ 2,775,441
Long Term Debt Current	(98,106)	(99,320)	(1,060,188)
Amount Due After One Year	1,067,827	170,496	1,715,253
The note carries a 0% interest, but imputed interest has been accrued based on a 12% discount rate and is reflected as a reduction in the principal
Debt Instrument [Line Items]
Long term debt	(52,725)	(71,701)	(97,003)
Unamortized debt discount related to derivative liability associated with above notes’ conversion price that is subject to adjustment in the event of subsequent equity sales at a lower purchase price (subject to certain exceptions).Upon issuance on June 3, 2014 the discount was $1,938,988. As of September 30, 2014 a net of $275,214 of the discount was recognized as interest expense and $214,536 was reversed due to conversions of the notes into shares of common stock [Member]

Debt Instrument [Line Items]
Long term debt	(1,449,237)
Convertible to shares of the Company's common shares at 2.25, subject to adjustment
Debt Instrument [Line Items]
Long term debt	2,400,000
Notes Payable | The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months
Debt Instrument [Line Items]
Long term debt	208,542	256,727	396,004
Notes Payable | The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013
Debt Instrument [Line Items]
Long term debt	59,353	84,790	101,748
Convertible, Senior Secured Term Debt
Debt Instrument [Line Items]
Long term debt		0	619,122
Long-term secured deferred trade payable | The principal and interest is subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013.
Debt Instrument [Line Items]
Long term debt		0	1,320,643
Officer [Member] | Notes Payable | The principal is not subject to a fixed repayment schedule
Debt Instrument [Line Items]
Long term debt		0	209,208
Officer [Member] | Notes Payable | The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013.
Debt Instrument [Line Items]
Long term debt		$ 0	$ 225,719